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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700       Durham, North Carolina        27707
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)


                               Larry D. Coats, Jr.


Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700  Durham, NC 27707
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (919) 419-1900
                                                     ----------------


Date of fiscal year end:        June 30, 2005
                        ------------------------------------


Date of reporting period:       March 31, 2005
                          ----------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 91.2%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER RELATED -- 22.8%
    373,850  Cadbury Schweppes PLC - ADR                          $ 15,215,695
    291,000  Constellation Brands, Inc. - Class A (a)               15,385,170
    171,350  Diageo PLC - ADR                                        9,749,815
    563,750  Zale Corp. (a)                                         16,754,650
                                                                  ------------
                                                                    57,105,330
                                                                  ------------
             DIVERSIFIED -- 17.9%
        115  Berkshire Hathaway, Inc. - Class A (a)                 10,005,000
      4,413  Berkshire Hathaway, Inc. - Class B (a)                 12,603,528
    595,150  Cendant Corp.                                          12,224,381
    140,000  Tyco International Ltd.                                 4,732,000
     50,700  United Technologies Corp.                               5,154,162
                                                                  ------------
                                                                    44,719,071
                                                                  ------------
             FINANCE RELATED -- 12.8%
    172,725  Ambac Financial Group, Inc.                            12,911,194
    189,600  Certegy, Inc.                                           6,563,952
    411,175  Equifax, Inc.                                          12,618,961
                                                                  ------------
                                                                    32,094,107
                                                                  ------------
             INSURANCE -- 10.0%
    320,975  AFLAC, Inc.                                            11,959,529
    200,000  PartnerRe, Ltd.                                        12,920,000
                                                                  ------------
                                                                    24,879,529
                                                                  ------------
             MEDIA -- 17.1%
    337,970  E.W. Scripps Co. (The) - Class A                       16,476,037
     75,250  Entercom Communications Corp. (a)                       2,672,880
    812,425  Time Warner, Inc. (a)                                  14,258,059
    271,175  Viacom, Inc. - Class B                                  9,445,025
                                                                  ------------
                                                                    42,852,001
                                                                  ------------
             TECHNOLOGY -- 5.1%
    523,550  IMS Health, Inc.                                       12,769,384
                                                                  ------------

             TELECOMMUNICATIONS -- 5.5%
    413,650  Comcast Corp. - Class A Special (a)                    13,815,910
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $151,620,960)              $228,235,332
                                                                  ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    CASH EQUIVALENTS -- 8.8%                                 VALUE
--------------------------------------------------------------------------------

 21,894,018  First American Government Obligations Fund - Class Y
              (Cost $21,894,018)                                  $ 21,894,018
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
              (Cost $173,514,978)                                 $250,129,350

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%              26,525
                                                                  ------------

             NET ASSETS -- 100.0%                                 $250,155,875
                                                                  ============


(a) Non-income producing security.

 See accompanying notes to schedule of investments.

OAK VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.


2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:

                 Cost of portfolio investments           $173,525,317
                                                         ============

                 Gross unrealized appreciation           $ 77,730,221

                 Gross unrealized depreciation             (1,126,188)
                                                         ------------

                 Net unrealized appreciation             $ 76,604,033
                                                         ============


The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             ---------------------------------------------------------


By (Signature and Title)*   /s/ Larry D. Coats, Jr.
                          --------------------------------------------

                          Larry D. Coats, Jr., President


Date       May 2, 2005
      ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Larry D. Coats, Jr.
                          --------------------------------------------

                          Larry D. Coats, Jr., President


Date       May 2, 2005
      ----------------------------------


By (Signature and Title)*   /s/ Mark J. Seger
                          --------------------------------------------

                          Mark J. Seger, Treasurer


Date       May 2, 2005
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.